RELATED PARTIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
SCHEDULE OF BALANCES WITH RELATED PARTIES

a. Balances with related parties:

	September 30 , 2023	December 31, 2022
	USD in thousands
Directors (directors’ accrued compensation)	43	48
Smartec R&D Ltd. (see b below)	9	10
	52	58

b.	During nine months ended September 30, 2023 the Company received development services from Smartec R&D Ltd., a company owned by the Company’s CTO.
a.Related Parties Balances:
	December 31,
	2022	2021
	USD in thousands
Directors (directors’ accrued compensation)	48	-
Smartec R&D Ltd. (see note 8c)	10	-
Medigus	-	39
	58	39